Other Borrowed Funds (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) loan	Dec. 31, 2018 USD ($)
Federal Home Loan Bank advances
Other borrowed funds	$ 626,511	$ 705,665
Federal Home Loan Bank advances - short-term
Federal Home Loan Bank advances
Other borrowed funds	$ 190,000	$ 268,975
Rate on balance outstanding at year end (as a percent)	1.48%	2.70%
Average daily balance	$ 190,431	$ 621,357
Average rate (as a percent)	2.60%	1.97%
Maximum amount outstanding at any month end	$ 371,775	$ 1,007,100
Federal Home Loan Bank advances - long-term
Federal Home Loan Bank advances
Other borrowed funds	$ 436,511	$ 436,690
Rate on balance outstanding at year end (as a percent)	1.73%	1.73%
Average daily balance	$ 436,593	$ 302,373
Average rate (as a percent)	1.71%	1.71%
Maximum amount outstanding at any month end	$ 436,675	$ 436,700
Federal Home Loan Bank advances - long-term | Federal Home Loan Bank advances maturing July 2028
Federal Home Loan Bank advances
Other borrowed funds	75,000,000
Federal Home Loan Bank advances - long-term | Federal Home Loan Bank advances maturing March 2033
Federal Home Loan Bank advances
Other borrowed funds	100,000,000
Federal Home Loan Bank advances - long-term | Federal Home Loan Bank advances maturing August 2033
Federal Home Loan Bank advances
Other borrowed funds	$ 250,000,000
Federal Home Loan Bank advances - long-term | Federal Home Loan Bank amortizing advances
Federal Home Loan Bank advances
Number of amortizing advances | loan	2
Amortizing in 2019	$ 179,000
Amortizing in 2020	179,000
Amortizing in 2021	179,000
Amortizing in 2022	179,000
Federal Home Loan Bank advances - long-term | Federal Home Loan Bank advances maturing December 2033
Federal Home Loan Bank advances
Other borrowed funds	3,146,000
Federal Home Loan Bank advances - long-term | Federal Home Loan Bank advances maturing November 2033
Federal Home Loan Bank advances
Other borrowed funds	$ 8,365,000